SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Treasury Shares (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Authorized repurchase amount		$ 20.0
Repurchased common stock shares	227,889
Repurchased common stock shares amount	$ 3.4